Deferred Acquisition Costs, Deferred Sales Inducements, and Value of Business Acquired - Roll Forward of DAC, DSI, and VOBA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
DAC
Beginning balance	$ 707	$ 425	$ 210
Additions	601	288	250
Unlocking	(12)	(6)	2
Amortization	(110)	(34)	(20)
Impact of unrealized investment (gains) losses	(38)	34	(17)
Ending balance	1,148	707	425
DSI
Beginning balance	321	188	91
Additions	200	136	113
Unlocking	(3)	(2)	6
Amortization	(37)	(18)	(10)
Impact of unrealized investment (gains) losses	(19)	17	(12)
Ending balance	462	321	188
VOBA
Beginning balance	1,635	1,616	1,834
Additions	0	0	0
Unlocking	(23)	(27)	28
Amortization	(159)	(136)	(129)
Impact of unrealized investment (gains) losses	(99)	182	(117)
Ending balance	1,354	1,635	1,616
Total
Beginning balance	2,663	2,229	2,135
Additions	801	424	363
Unlocking	(38)	(35)	36
Amortization	(306)	(188)	(159)
Impact of unrealized investment (gains) losses	(156)	233	(146)
Ending balance	$ 2,964	$ 2,663	$ 2,229